Derivative liabilities	9 Months Ended
May 31, 2024
Fair value measurement and hierarchy
Derivative liabilities

15. Derivative liabilities

Warrants issued to common shareholders

On January 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 554,253 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.63).

On February 17, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 475,059 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.67).

On April 19, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 381,293 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.64).

On June 16, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 493,828 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.35).

On August 2, 2023, as part of a share subscription, the Company issued warrants with the option to purchase 493,832 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.37).

On September 20, 2023, as part of a share subscription [note 17], the Company issued warrants with the option to purchase 372,870 Voting Common Shares of the Company for a period of three years from the grant date at an original exercise price of U.S. $4.21 ($5.44).

On December 13, 2023, the Company agreed to reduce the exercise price of 2,771,135 of its previously issued warrants to US$1.05 ($1.44).

The table below lists the assumptions used to determine the fair value of these warrant grants or issuances. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Original			Risk-free
	Exercise	Market	Expected	interest	Expected
	price	price	volatility	rate	life
Issuance date	$	$	%	%	[years]
January 19, 2023	5.63	5.63	100	3.4	3
February 17, 2023	5.67	6.05	100	4.0	3
April 19, 2023	5.64	5.55	75	3.9	3
June 16, 2023	5.35	5.50	75	4.1	3
August 2, 2023	5.37	5.10	75	4.8	3
September 20, 2023	5.44	4.40	75	4.8	3

		Number of	Weighted average
	Revised	warrants	remaining
	Exercise price	outstanding	contractual life
Issuance date	$	#	[years]
January 19, 2023	1.44	554,253	1.64
February 17, 2023	1.44	475,059	1.72
April 19, 2023	1.44	381,293	1.88
June 16, 2023	1.44	493,828	2.04
August 2, 2023	1.44	493,832	2.17
September 20, 2023	1.44	372,870	2.31

As at May 31, 2024, the derivative liabilities related to the warrants issued to common shareholders amounted to $671,671 [August 31, 2023 – $5,558,822]. For the three-month and nine-month periods ended May 31, 2024, the Company allocated transaction costs of nil and $149,472, respectively, related to the warrants issued to common shareholders during the period, which were recorded in net finance expense (income) [May 31, 2023 – $51,199 and $489,096, respectively] [note 20].

The table below summarizes the movement in the derivative liabilities related to the warrants issued to common shareholders during the nine-month period ended May 31, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Opening balance	5,558,822	—
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	1,871,499	—
Change in estimate of fair value	(7,524,383)	(2,055,688)
Closing balance	671,671	5,558,822

For the three-month period ended May 31, 2024, the Company recorded a gain of $433,457 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 – $1,551,616] [note 20]. For the nine-month period ended May 31, 2024, the Company recorded a gain of $5,652,884 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 – $1,613,058] [note 20].

Series A Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series A Convertible Preferred Shares. This class of shares ranks senior to the Voting Common Shares but retains no voting rights. They have a stated value of US$1,000 per share and are convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$1.05 per share, exercise price subject to adjustment. The Series A Convertible Preferred Shares are convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibit any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series A Convertible Preferred Shares will automatically convert into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. In no event shall the conversion price for the Series A Convertible Preferred Shares be less than US$0.30, subject to adjustment herein. The holder also receives 952 warrants to purchase Voting Common Shares per US$1,000 stated value of the Series A Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$1.05 per share. In addition, the holder receives an option to purchase one additional Series A Convertible Preferred Share and 952 warrants to purchase Voting Common Shares per each Series A Convertible Preferred Share held for a period of 6 months from the issuance date at the stated value of US$1,000.

On December 21, 2023, the Company issued 3,000 Series A Convertible Preferred Shares and 2,857,142 warrants to purchase Voting Common Shares for a total cash consideration of $4,036,025 (US$3,000,000). For the three-month and nine-month periods ended May 31, 2024, the Company incurred transaction costs of nil and $615,306 respectively related to this issuance, which were recorded in net finance expense (income) [May 31, 2023 – Nil] [note 20].

On February 8, 2024, 63 Series A Convertible Preferred Shares were converted into 60,000 Voting Common Shares at a value of $42,886 [Note 17].

On February 23, 2024, 76 Series A Convertible Preferred Shares were converted into 72,380 Voting Common Shares at a value of $51,736 [Note 17].

On May 10, 2024, 11 Series A Convertible Preferred Shares were converted into 10,476 Voting Common Shares at a value of $10,467 [Note 17].

On May 14, 2024, 11 Series A Convertible Preferred Shares were converted into 10,476 Voting Common Shares at a value of $10,467 [Note 17].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series A Convertible Preferred Shares including the related warrants and option to purchase additional Series A Convertible Preferred Shares and related warrants during the nine-month period ended May 31, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Opening balance	—	—
Fair value at issuance	11,996,301	—
Deferred loss at issuance	(7,960,276)	—
Revaluation at the end of the period	(4,578,565)	—
Amortization of the deferred loss during the period	4,223,164	—
Conversion to Voting Common Shares during the period [Note 17]	(115,556)	—
Closing balance	3,565,068	—

For the three-month period ended May 31, 2024, the Company recorded a loss of $1,044,557 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 – nil] [note 20]. For the nine - month period ended May 31, 2024, the Company recorded a gain of $355,401 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 - nil] [note 20].

Series B Convertible Preferred Shares

On December 13, 2023, the Company authorized the issuance of Series B Convertible Preferred Shares. This class of shares ranks senior to the Voting Common Shares but retains no voting rights. They have a stated value of US$1,000 per share and are convertible into Voting Common Shares of the Company at the election of the holder at any time at a price of US$1.05 per share, exercise price subject to adjustment. The Series B Convertible Preferred Shares are convertible at the election of its holder into that number of Voting Common Shares determined by dividing its stated value (plus any and all other amounts which may be owing in connection therewith) by the exercise price, subject to certain beneficial ownership limitations which prohibit any holder from converting into an amount of Voting Common Shares that would cause such holder to beneficially own more than 4.99% of the then outstanding Voting Common Shares). On the one-year anniversary of the original issuance date, the Series B Convertible Preferred Shares will automatically convert into Voting Common Shares at the lesser of the then exercise price, and 80% of the average volume-weighted average price of the Company’s Voting Common Shares during the five trading days ending on, and including, such date. In no event shall the conversion price for the Series B Convertible Preferred Shares be less than US$0.30, subject to adjustment herein. The holder also receives 952 warrants to purchase Voting Common Shares per US$1,000 stated value of the Series B Convertible Preferred Shares held that are exercisable for a period of 5 years from the issuance date at a price of US$1.05 per share.

On January 17, 2024, the Company issued 3,000 Series B Convertible Preferred Shares and 2,857,142 warrants to purchase Voting Common Shares for a total cash consideration of $4,044,900 (US$3,000,000). For the three-month and nine-month periods ended May 31, 2024, the Company incurred transaction costs of nil and $839,195 respectively related to this issuance, which were recorded in net finance expense (income) [May 31, 2023 – Nil] [note 20].

Given the variability associated with the various components of this instrument, these instruments were recorded as derivative liabilities and will be subject to fair value adjustments at the issuance date and at subsequent balance sheet dates. The fair value was determined using the Monte Carlo simulation run under the Geometric Brownian Motion. Since the fair value is based on valuation using unobservable market inputs, the Company did not recognize the loss on initial recognition. The difference between the fair value at initial recognition and the transaction price was deferred and is recognized over time based on the individual terms of each financial instrument. This difference determined was due to delays in negotiations, the changes in the capital market and the Company’s liquidity situation.

The table below summarizes the movement in the derivative liabilities related to the Series B Convertible Preferred Shares including the related warrants during the six-month period ended May 31, 2024 and the fiscal year ended August 31, 2023:

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Opening balance	—	—
Fair value at issuance	6,272,022	—
Deferred loss at issuance	(2,227,122)	—
Revaluation at the end of the period	(599,837)	—
Amortization of the deferred loss during the period	694,638	—
Closing balance	4,139,701	—

For the three-month period ended May 31, 2024, the Company recorded a gain of $206,656 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 – nil] [note 20]. For the nine-month period ended May 31, 2024, the Company recorded a loss of $94,801 related to the valuation of these instruments in net finance expense (income) [May 31, 2023 – nil] [note 20].